ADVISORY AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2014
ADVISORY AGREEMENTS
Schedule of information regarding Trading Advisors and related advisory agreements

	Trading	Next Renewal Date	Management	Performance
Portfolio Fund	Advisor	of Advisory Agreement	Fee Rate	Fee Rate
Aspect	Aspect Capital Limited	December 31, 2016	2%	20%
Transtrend	Transtrend B.V.	December 31, 2015	1.5%	22.5%
Winton*	Winton Capital Management Limited	December 31, 2016	2%	20%
John Locke	John Locke Investments SA	December 31, 2016	2%	20%
BlueTrend	BlueCrest Capital Management Limited	December 31, 2015	2%	25%
Tudor	Tudor Investment Corporation	December 31, 2015	2%	20%
Lynx*	Lynx Asset Management AB	June 30, 2015	2%	20%

*Quarterly Performance fee